CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Realized losses on foreign CTA, taxes	$ 0	$ 107	$ 12,152
Net actuarial loss, taxes	386	9,701	2,273
Amortization of prior service credits, taxes	517	518	516
Amortization of actuarial losses, taxes	(2,336)	(2,123)	(2,545)
Unrealized (losses) gains on derivatives, taxes	(5,989)	2,214	5,753
Reclassification adjustment for realized (losses) gains, taxes	$ (1,005)	$ 1,170	$ (3,312)